Pension and Other Postretirement Benefits - Change in Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation, beginning of year	$ (275,205)	$ (300,339)
Service cost	(4,981)	(5,505)	$ (5,453)
Interest cost	(8,909)	(9,116)	(10,757)
Participant contributions	(106)	(109)
Actuarial gain (loss)	(16,250)	12,108
Settlements	29,256	1,579
Curtailments	227	128	359
Foreign currency exchange rate changes	10,723	12,132
Benefits paid	8,764	13,917
Benefit obligation, end of year	(256,481)	(275,205)	(300,339)
Other Benefits [Member]
Change in benefit obligation:
Benefit obligation, beginning of year	(32,313)	(39,169)
Service cost	(46)	(52)	(49)
Interest cost	(1,259)	(1,301)	(1,647)
Participant contributions	(7)	(5)
Actuarial gain (loss)	578	1,720
Settlements	0	0
Curtailments	0	0	0
Foreign currency exchange rate changes	(580)	4,691
Benefits paid	1,589	1,803
Benefit obligation, end of year	$ (32,038)	$ (32,313)	$ (39,169)